Changes in liabilities from financing activities	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Changes in liabilities from financing activities
34.
Changes in liabilities from financing activities

	2021
	Short-term bank loans	Long-term bank loans (including current portion)	Guarantee deposits	Lease liabilities	Total liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000	NT$000
January 1	—	7,733,565	21,670	870,495	8,625,730
Changes in cash flow from financing activities	731,751	1,652,332	(45)	(289,668)	2,094,370
Adjustment of right-of-use assets	—	—	—	255,179	255,179
Amortization of loan fees	—	7,646	—	—	7,646
Amortization of interest expense	—	19,822	—	15,245	35,067
December 31	731,751	9,413,365	21,625	851,251	11,017,992

	2022
	Short-term bank loans	Long-term bank loans (including current portion)	Guarantee deposits	Lease liabilities	Total liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000	NT$000
January 1	731,751	9,413,365	21,625	851,251	11,017,992
Changes in cash flow from financing activities	(731,751)	4,513,672	(25)	(237,869)	3,544,027
Adjustment of right-of-use assets	—	—	—	292,464	292,464
Amortization of loan fees	—	10,026	—	—	10,026
Amortization of interest expense	—	30,738	—	14,556	45,294
December 31	—	13,967,801	21,600	920,402	14,909,803

	2023
	Long-term bank loans (including current portion)	Guarantee deposits	Lease liabilities	Total liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
January 1	13,967,801	21,600	920,402	14,909,803
Changes in cash flow from financing activities	907,306	(365)	(293,383)	613,558
Adjustment of right-of-use assets	—	—	419,625	419,625
Amortization of interest expense	36,612	—	18,757	55,369
December 31	14,911,719	21,235	1,065,401	15,998,355